Other Receivables and Prepayment and Other Payables and Accrued Liabilities - Schedule of Other Receivables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Other Receivables
Project deposits	RM 1,162,562	$ 275,979	RM 323,067
Prepayment to suppliers	10,981,418	2,606,864	10,743,527
Other receivables	280,382	66,560	240,666
Other deposits	991,684	235,415	366,513
Other prepayments	1,056,341	250,763	1,271,021
Other current assets	3,490,940	828,710
Total other receivables	RM 17,963,327	$ 4,264,291	RM 12,944,794